Interest Expense (Tables)	12 Months Ended
Dec. 31, 2021
Interest Expense.
Schedule of Interest Expense

	December 31, 2021		December 31, 2020	December 31, 2019
	RMB	US$	RMB	RMB
Interest cost capitalized	0	0	—	—
Interest cost charged to expense	5,054	793	8,490	8,892
	5,054	793	8,490	8,892